Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Provisions
Non-current	$ 32,171	$ 29,305
Current	5,186	5,136
Total provision	$ 37,357	$ 34,441